Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Party Transactions
12.	Related Party Transactions

The Company conducted transactions with senior management, directors and persons or companies related to these individuals, and paid or accrued amounts, as follows:

	Year ended December 31,
	2019	2018
Salaries and other short-term benefits	$2,247	$1,956
Other long-term benefits	47	44
Share-based payment (1)	1,917	1,680
Total	$4,211	$3,680

(1) Share-based payment represents the amount capitalized or expensed during the period (see Note 10).

Agreements with senior management contain severance provisions for termination without cause or in the event of a change in control.  Other than the President and CEO, no other PolyMet director has an agreement providing for benefits upon termination.

As a result of Glencore’s 71.6% ownership and majority shareholder relationship, Glencore is also a related party.  In addition to the transactions described in Notes 7, 8, 9 and 10, the Company has entered into a Technical Services Agreement with Glencore whereby the Company reimburses Glencore for Project technical support costs requested under an agreed scope of work, primarily in detailed project design and mineral processing.  During 2019, the Company recorded $0.474 million (2018 - $0.070 million) for services under this agreement.